Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 ILS (₪) shares	Jan. 07, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Gross proceeds			$ 33.1
Net proceeds received offering			$ 30.9
Converted into odinary shares (in Shares) | shares	8,233,177	8,233,177
Convertible Bonds [Member]
Subsequent Events [Line Items]
Convertible bonds in the principal amoun (in New Shekels)	$ 22.4	₪ 78,462,184
Convertible bonds principal amount	$ 22.4
Common Stock [Member]
Subsequent Events [Line Items]
Sale of ordinary shares (in Shares) | shares			10,332,031
Purchase price per share (in Dollars per share) | $ / shares			$ 3.2